Share-Based Payment in a Consolidated Subsidiary (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment in a Consolidated Subsidiary [Abstract]
Schedule of Fair Value of the Options	Set forth below are the parameters used in determining the fair value of the options:
The Company share price ($) (*)	6.8
Exercise price (in $)	2.79 - 1.27	See above.
Expected volatility in the Company’s share price	49.4% - 39.9%
Expected life of the warrants (in years)	8 – 5
Risk-free interest	3.86% - 4.29%
Expected dividend yield	-
(*)	The Company’s share price is determined based on The Company’s value as appraised by the appraiser as of the award date, while using the discounted cash flow method, and at a discount rate of 18%.

Schedule of Movements in Options Awarded	Set forth below are the movements in options awarded to Company employees and officers in the reporting years:
	For the year ended December 31,
	2023		2022
	No. of options	Weighted Average Exercise Price	No. of options	Weighted Average Exercise Price

Outstanding at beginning of year	114,645	3.73	124,408	3.55
Granted during the year	982,007	1.76	-	-
Expired and/or forfeited during the year	-	-	(9,762)	1.42
Outstanding at ending of year	1,096,652	1.97	114,645	3.73

Exercisable at the end of the year	543,688	2.01	114,645	3.73